Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non-current		$ 1,033,221	$ 1,027,751
Current		175,123	98,907
Total Borrowings		1,208,344	1,126,658	$ 1,486,445
Bank and financial borrowings
Disclosure of detailed information about borrowings [line items]
Non-current	[1]	472,226	405,944
Current	[1]	103,056	40,063
Total Borrowings	[2]	575,300
Notes
Disclosure of detailed information about borrowings [line items]
Non-current	[3]	560,995	621,380
Current	[3]	$ 72,067	57,556
Others
Disclosure of detailed information about borrowings [line items]
Non-current			427
Current			$ 1,288

[1]	As of December 31, 2019 significant bank and financial borrowings include the following:
[2]	A - Secured/guaranteedB - Secured/unguaranteedC - Unsecured/guaranteedD - Unsecured/unguaranteed
[3]	Notes include the following: